STOCK-BASED COMPENSATION (Details)	12 Months Ended
Oct. 26, 2014
Stock options
Stock-based compensation
Stock option expiration period	10 years
Stock options | Minimum
Stock-based compensation
Vesting period	6 months
Stock options | Maximum
Stock-based compensation
Vesting period	4 years
Nonvested shares | Shares granted on or before September 26, 2010
Stock-based compensation
Vesting period	5 years
Nonvested shares | Shares granted after September 26, 2010
Stock-based compensation
Vesting period	1 year